INVENTORIES (Tables)	9 Months Ended
Sep. 30, 2020
Inventory Disclosure [Abstract]
Summary of Components of Inventories, Net

The components of inventories, net, consisted of the following (amounts in millions):

	September 30,	December 31,
	2020	2019
New equipment	$153.3	$92.8
Used equipment	29.6	18.2
Work in process	4.2	3.3
Parts	37.1	24.8

Gross Inventory	$224.2	$139.1
Inventory reserve	(3.1)	(1.9)

	$221.1	$137.2